Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [line items]
Impairment losses recognized on financial assets	$ 0	$ 0
Compania Minera Caserone ("CMC") [Member]
Summary of Significant Accounting Policies [line items]
Percentage of interest acquired in subsidiary	67.50%
Consolidation, Basis Percentage	100.00%